Ford Credit Auto Lease Trust 2026-A
Quarterly Supplemental Report - Payment Schedule of Remaining Leases as of September 30, 2026,

The following table shows the decline in the securitization value of the remaining leases in the reference pool as of September 30, 2026, and the remaining payments that will be received each month on the referenced pool assuming (1) each base monthly payment is made as scheduled with no prepayments, delays or defaults and (2) each leased vehicle is returned and sold for an amount equal to the base residual value in the month after the month in which the final base monthly payment is due. In addition, as of September 30, 2026, leases with a total base residual value of $17,863,379.80 had either (1) reached their scheduled termination dates but had not been purchased or returned or (2) been returned or repossessed but had not been sold. In the following table, this amount is assumed to be received in October 2026. The percentages in the following table may not sum to 100.00% due to rounding.

		Remaining Leases as of September 30, 2026,
Month		Securitization Value	Scheduled Base Monthly Payments		Base Residual Value
2026-	September	$1,292,118,921.68
	October	$1,252,421,191.59	$21,414,157.37	5.42%	$27,769,173.20	2.62%
	November	$1,225,951,546.20	$21,162,910.67	5.35%	$14,629,954.30	1.38%
	December	$1,197,059,783.40	$20,862,422.68	5.28%	$17,155,640.34	1.62%
2027-	January	$1,172,139,666.61	$20,617,162.31	5.21%	$13,214,376.35	1.24%
	February	$1,145,727,749.77	$20,334,859.80	5.14%	$14,803,121.55	1.39%
	March	$1,118,131,306.09	$20,066,091.15	5.08%	$16,059,778.65	1.51%
	April	$1,084,120,405.90	$19,641,527.38	4.97%	$22,693,388.88	2.14%
	May	$1,045,348,303.14	$19,117,990.97	4.84%	$27,725,107.58	2.61%
	June	$1,004,358,942.43	$18,562,455.41	4.70%	$30,209,479.90	2.85%
	July	$960,865,491.56	$17,921,620.84	4.53%	$33,049,383.32	3.11%
	August	$917,173,266.71	$17,253,089.03	4.36%	$33,593,095.00	3.16%
	September	$867,308,960.49	$16,495,216.05	4.17%	$40,197,429.16	3.79%
	October	$824,015,124.56	$15,811,040.72	4.00%	$33,940,356.06	3.20%
	November	$781,992,314.88	$15,116,948.63	3.82%	$33,041,234.92	3.11%
	December	$735,455,483.26	$14,333,451.03	3.63%	$38,026,452.22	3.58%
2028-	January	$699,056,172.38	$13,737,010.09	3.47%	$28,139,638.00	2.65%
	February	$657,370,672.28	$13,037,600.10	3.30%	$33,854,472.26	3.19%
	March	$611,213,799.91	$12,240,707.68	3.10%	$38,812,781.75	3.66%
	April	$570,150,946.65	$11,489,107.12	2.91%	$34,126,959.01	3.21%
	May	$522,344,522.73	$10,572,530.13	2.67%	$41,479,525.39	3.91%
	June	$476,093,253.20	$9,671,434.38	2.45%	$40,468,020.78	3.81%
	July	$408,032,970.86	$8,404,704.55	2.13%	$63,198,489.95	5.95%
	August	$327,207,510.70	$6,889,427.01	1.74%	$76,972,322.95	7.25%
	September	$217,254,941.12	$4,803,986.36	1.22%	$107,583,926.54	10.13%
	October	$133,026,505.16	$3,183,788.04	0.81%	$82,663,287.50	7.79%
	November	$124,865,164.55	$3,016,236.79	0.76%	$6,137,673.08	0.58%
	December	$116,318,968.72	$2,827,956.81	0.72%	$6,649,919.55	0.63%
2029-	January	$108,031,283.53	$2,640,949.62	0.67%	$6,514,499.15	0.61%
	February	$101,685,190.97	$2,510,852.99	0.64%	$4,641,133.00	0.44%
	March	$95,208,860.65	$2,377,277.12	0.60%	$4,857,723.45	0.46%
	April	$87,990,221.92	$2,208,700.68	0.56%	$5,720,293.25	0.54%
	May	$80,793,093.31	$2,034,851.48	0.51%	$5,818,236.05	0.55%
	June	$73,697,852.38	$1,855,660.56	0.47%	$5,841,535.00	0.55%
	July	$60,228,330.17	$1,536,905.23	0.39%	$12,481,482.65	1.18%
	August	$42,700,909.73	$1,103,950.53	0.28%	$16,871,986.95	1.59%
	September	$18,555,781.27	$488,585.42	0.12%	$23,974,712.25	2.26%
	October	$205,954.03	$6,868.26	0.00%	$18,481,304.50	1.74%
	November	$0.00	$0.00	0.00%	$207,502.90	0.02%

Total			$395,350,034.99	100.00%	$1,061,605,397.34	100.00%

Total Scheduled Base Monthly Payments plus Base Residual Value					$1,456,955,432.33

Ford Credit Auto Lease Trust 2026-A
Quarterly Supplemental Report -- Residual Performance

The following table shows the residual performance as calculated on the monthly investor report in sections VIII and IX for returned vehicles segregated by vehicle types.

				Residual Gain (Loss) per Returned Vehicle
Collection Period	Vehicle Type	Returned Vehicles	Return Rate	Amount	As a % of Adjusted MSRP	As a % of ALG Residual Value
JULY 2026	Car	1	10.00%	$12,448	29.71%	85.64%
	CUV	165	31.37%	$3,331	7.09%	14.35%
	SUV	20	30.30%	$5,531	6.92%	14.01%
	Truck	140	52.83%	$4,591	6.93%	13.39%

	Total/Average	326	37.60%	$4,035	7.05%	13.94%

AUGUST 2026	Car	0	0.00%	$0	0.00%	0.00%
	CUV	224	38.55%	$2,496	5.17%	10.30%
	SUV	15	22.06%	$6,266	7.59%	15.62%
	Truck	152	61.04%	$4,077	6.01%	11.66%

	Total/Average	391	43.25%	$3,255	5.69%	11.22%

SEPTEMBER 2026	Car	0	0.00%	$0	0.00%	0.00%
	CUV	252	40.00%	$1,755	3.73%	7.46%
	SUV	15	28.30%	$5,610	7.43%	14.50%
	Truck	147	63.91%	$3,097	4.55%	8.64%

	Total/Average	414	45.05%	$2,371	4.27%	8.33%